Stockholders' Equity	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Shareholders' Equity

(10)         Stockholders’ Equity

(a)          Authorized Shares

As of June 30, 2018 and December 31, 2017 and 2016, the Company was authorized to issue a total of 190.0 million (unaudited), 319.5 million and 250.3 million shares respectively, with a par value of $0.0001 per share.

(b)          Preferred Stock (unaudited)

In April 2018, the Company’s Board of Directors approved an increase to the amount of authorized preferred stock to become effective on the closing of the Company’s IPO. As of June 30, 2018 there were 5.0 million shares of preferred stock, par value $0.0001, authorized and no shares of preferred stock issues and outstanding.

(c)          Common Stock

At June 30, 2018, December 31, 2017 and 2016 there were 34.8 million (unaudited), 3.0 million and 2.5 million shares of common stock issued and outstanding.

(d)          Series A and Series B Convertible Preferred Stock

In August and November 2000, the Company sold a total of 1.8 million shares of Series A convertible preferred stock at $5.15 per share to investors. In January 2001, the Company sold an additional 40 thousand shares of Series A convertible preferred stock for the same price. In January 2001, the Company sold 3.3 million shares of its Series B convertible preferred stock for $13.30 per share to investors. All of the outstanding shares of Series A convertible preferred stock and Series B convertible preferred stock were converted to Series C convertible preferred stock and common stock in 2004.

(e)          Series C, Series D, Series E, Series F and Series G Convertible Preferred Stock

In January, March, and October 2004, the Company sold a total of 1.6 million shares of Series C convertible preferred stock at $8.490 per share to investors for a net consideration of $13.1 million (net of offering costs of $129 thousand).

Holders of Series A and Series B convertible preferred stock were provided an opportunity to participate in the Series C convertible preferred stock financing. Those investors that elected to participate in the Series C convertible preferred stock financing exchanged their Series A convertible preferred stock and Series B convertible preferred stock for a total of 3.0 million shares of Series C convertible preferred stock. All remaining shares of Series A and Series B convertible preferred stock were converted to common stock on a one‑for‑one basis.

At June 30, 2018 there were zero shares (unaudited) of Series C convertible preferred stock issued and outstanding. At December 31, 2017 and 2016 there were 4.6 million shares of Series C convertible preferred stock issued and outstanding.

In March and May 2007, the Company sold a total of 3.3 million shares of Series D convertible preferred stock at $4.590 per share to investors for a net consideration of $15.2 million (net of offering costs of $14 thousand).

In January and June 2009, the Company sold a total of 2.3 million shares of Series D convertible preferred stock at $4.590 per share to investors for a net consideration of $10.7 million (net of offering costs of $55 thousand).

At June 30, 2018 there were zero shares (unaudited) of Series D convertible preferred stock issued and outstanding. At December 31, 2017 and 2016 there were 5.7 million shares of Series D convertible preferred stock issued and outstanding.

In February and July 2011, the Company sold a total of 2.3 million shares of Series E convertible preferred stock at $7.4695 per share to investors for a net consideration of $17.4 million (net of offering costs of $135 thousand).

At June 30, 2018 there were zero shares (unaudited) of Series E convertible preferred stock issued and outstanding. At December 31, 2017 and 2016 there were 2.3 million shares of Series E convertible preferred stock issued and outstanding.

In November 2014, the Company sold a total of 1.0 million shares of Series F convertible preferred stock at $5.145 per share to investors for a net consideration of $4.9 million (net of offering costs of $127 thousand).

In January and April 2015, the Company sold a total of 4.0 million shares of Series F convertible preferred stock at $5.145 per share to investors for a net consideration of $20.3 million (net of offering costs of $71 thousand).

In January and February 2016, the Company sold a total of 2.3 million shares of Series F convertible preferred stock at $5.145 per share to investors for a net consideration of $12.0 million (net of offering costs of $36 thousand).

At June 30, 2018 there were zero shares (unaudited) of Series F convertible preferred stock issued and outstanding. At December 31, 2017 and 2016 there were 7.3 million shares of Series F convertible preferred stock issued and outstanding.

In April and May 2017, the Company sold a total of 4.8 million shares of Series G convertible preferred stock at $5.9885 per share to investors for a gross consideration of $28.8 million. Total offering costs incurred in connection with the financing were $1.3 million, of which $45 thousand was incurred in 2016.

At June 30, 2018 there were zero shares (unaudited) of Series G convertible preferred stock issued and outstanding. At December 31, 2017 and 2016 there were 4.8 million and no shares of Series G convertible preferred stock issued and outstanding, respectively.

The rights and privileges of the Series C, Series D, Series E, Series F, and Series G convertible preferred stock are as follows:

Dividends

The holders of shares of Series F and Series G convertible preferred stock are entitled to receive dividends out of any assets legally available in preference to any declaration or payment of any dividend on the Series C, Series D, or Series E convertible preferred stock or common stock. The dividend rate for the Series F and Series G convertible preferred stock is equal to $0.206 and $0.240 per annum (as adjusted for any stock splits, stock dividends or distributions, recapitalizations, and similar events) on each outstanding share of Series G and Series F convertible preferred stock, respectively. The holders of Series C convertible preferred stock, Series D convertible preferred stock and Series E convertible preferred stock are entitled to receive dividends payable out of any assets legally available in preference to any declaration or payment of any dividend (payable other than in common stock or other securities and rights convertible into or entitling the holder thereof to receive, directly or indirectly, additional shares of common stock) on the common stock, at the rate of $0.340, in the case of the Series C convertible preferred stock, $0.184 in the case of the Series D convertible preferred stock, and $0.300 in the case of the Series E convertible preferred stock, per share per annum (as adjusted for any stock splits, stock dividends or distributions, recapitalizations, and similar events) on the preferred stock, payable annually. Such dividends are payable only if declared by the board of directors, and are not cumulative. As of June 30, 2018 no dividends have been declared (unaudited).

Liquidation Preference

In the event of liquidation the holders of Series F and Series G convertible preferred stock will be entitled to receive, in preference to the holders of Series C, D, and E convertible preferred stock and the holders of common stock, a per share amount equal to $5.145 and $5.9885, respectively, plus any declared but unpaid dividends. Upon the completion of distribution to holders of Series G and Series F convertible preferred stock, the holders of Series C, D, and E convertible preferred stock will be entitled to receive, in preference to the holders of common stock, a per share amount equal to $8.490,  $4.590, and $7.469, respectively, plus any declared but unpaid dividends. After payment of the Liquidation Preference to the holders of Series C, D, and E convertible preferred stock, any remaining assets of the Company legally available for distribution to stockholders will be distributed among the holders of common stock on a pro‑rata basis. As of December 31, the aggregate liquidation preference to the preferred stockholders was as follows:

(in thousands)	2017	2016
Series C	$38,819	$38,819
Series D	25,980	25,980
Series E	17,536	17,536
Series F	37,334	37,334
Series G	28,783	—
	$148,452	$119,669

Conversion

Each share of Series C, D, E, F and G convertible preferred stock is convertible, at the option of the holder, at any time into shares of the Company’s common stock. Each share of Series C, D, E, F and G convertible preferred stock is initially convertible into one share of the Company’s common stock. Shares of Series C, D, E, F and G convertible preferred stock automatically convert to shares of common stock upon the earlier of an initial public offering of the Company’s equity securities of not less than $7.185 per share and gross aggregate cash proceeds of $50.0 million or the written consent of the holders of a majority of the then‑outstanding shares of convertible preferred stock, voting together as a single class on an as‑converted basis, and the holders of a majority of the then‑outstanding shares of Series G convertible preferred stock, voting together as a separate class.

Voting Rights

The holders of each share of Series C, D, E, F and G convertible preferred stock are entitled to a number of votes equal to the number of shares of common stock into which such shares could be converted. In addition, the consent of the holders of a majority of the convertible preferred stock, voting as a separate class, is required for certain corporate actions. The holders of Series E, F and G convertible preferred stock have additional voting rights, which require the consent of the holders of a majority of the then‑outstanding shares of Series E, F or G convertible preferred stock, each voting as a separate class, to consent to certain corporate actions as the case may be.

Warrants

In conjunction with the Loan and Security Agreement with Pacific Western Bank, the Company granted 20 thousand warrants to purchase Series E convertible preferred stock at an exercise price of $7.4695 per share in 2014. The warrants expire on March 13, 2024. The fair value of the warrants was recorded as a debt discount and was not material to the consolidated financial statements.

In conjunction with the Loan and Security Agreement with Multiplier, the Company granted 194 thousand warrants to purchase Series F convertible preferred stock at an exercise price of $5.145 per share in 2015. The warrants expire on July 16, 2025. The warrants were measured at fair value using the Black‑Scholes option pricing model, with assumptions of expected term of five years, volatility of 39.0%, and risk free rate of 1.7%. The relative fair value of the warrants of $360 thousand was accounted for as debt discount, and was initially included in debt issuance costs before being expensed in the current year as a result of the debt extinguishment described in Note 8. The warrant was net settled and 15 thousand shares were issued on May 2018 (unaudited).

(f)           2000, 2001 and 2018 Stock Plans

On August 29, 2000, the board of directors adopted the 2000 Stock Plan (the 2000 Plan). As of December 31, 2000, the Company had reserved 17.2 million shares of common stock for issuance under the 2000 Plan to employees, directors, and consultants of the Company. The Company is no longer issuing options under the 2000 Plan.

On April 24, 2001, the board of directors adopted the 2001 Stock Option Plan (the 2001 Plan). Under the 2001 Plan, either incentive or nonqualified options to purchase the Company’s common stock may be granted at prices determined by the board of directors. Options granted under the 2001 Plan typically vest over 4 ‑ 5 years and have terms of up to 10 years from the date of grant. All vested options must be exercised within three months of termination of employment. In April 2018, the Board of Directors adopted the 2018 Plan, which stockholders approved in April 2018 (unaudited). The 2018 Plan became effective on April 24, 2018, the effective date of the Company’s IPO, and serves as the successor to the 2001 Plan (unaudited). There are no shares reserved for future awards under the 2001 Plan (unaudited). Outstanding awards under the 2001 Plan continue to be subject to the terms and conditions of the 2001 Plan (unaudited).

In April 2018, the Company adopted the 2018 Plan with a reserve of 3.4 million shares of common stock for issuance under the 2018 Plan, plus, on and after the effective date of the 2018 Plan, shares subject to awards under the 2001 Plan that, on or after the termination of the 2001 Plan, expire or terminate and shares previously issued pursuant to the 2001 Plan, as applicable, that, on or after the termination of the 2001 Plan, are forfeited or repurchased by the Company (provided that the maximum number of shares that may be added to the 2018 Plan from the 2001 plan is 5.6 million shares) (unaudited). The number of shares reserved for issuance under the 2018 Plan will increase automatically on the first day of January of each calendar year during the term of the 2018 Plan by a number of shares of common stock equal to the lesser of (i) 5% of the total outstanding shares of the Company’s common stock as of the immediately preceding December 31st or (ii) a number of shares determined by the Board of Directors (unaudited).

As of June 30, 2018, December 31, 2017 and December 31, 2016 the Company had reserved 9.0 million, 9.0 million and 6.3 million shares of common stock for issuance under the two plans to employees, directors, and consultants of the Company. Of these shares, a total of 2.9 million (unaudited), 1.7 million and 149 thousand shares, respectively were available for issuance as of June 30, 2018, December 31, 2017 and 2016.

The following table summarizes the Company’s stock option activity:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	term	intrinsic
(in thousands)	of shares	price	(years)	value
Outstanding, December 31, 2016	4,602	$0.87	8.2	$1,214
Options granted	1,458	$1.69
Options exercised	(440)	$0.76
Options canceled	(251)	$1.15
Outstanding, December 31, 2017	5,369	$1.09	7.4	$29,863
Options granted (unaudited)	357	$9.71
Options exercised (unaudited)	(141)	$0.88
Options canceled (unaudited)	(18)	$1.50
Outstanding, June 30, 2018 (unaudited)	5,567	$1.65	7.2	$174,883
Options exercisable at June 30, 2018 (unaudited)	2,707	$0.88	6.6	$87,093
Options vested as of June 30, 2018 and expected to vest after June 30, 2018 (unaudited)	4,624	$1.65	7.7	$145,939

The aggregate intrinsic value in the table above represents the total pretax value, based on the Company’s closing value of $33.06 at June 30, 2018 that would have been received by the option holders had all option holders exercised their in‑the‑money options on June 30, 2018 (unaudited).

Total intrinsic value of options exercised for the six months ended June 30, 2018 and 2017 was $1.9 million (unaudited) and $38 thousand (unaudited), respectively. Total intrinsic value for the years ended December 31, 2017 and 2016 was $751 thousand and $32 thousand, respectively.

Restricted stock award activity during the six months ended June 30, 2018 was as follows:

Weighted
	Number of	average
	restricted	grant date
(in thousands)	stock awards	fair value
Outstanding, December 31, 2017	—	$—
Awards granted (unaudited)	115	$37.15
Awards vested (unaudited)	—	$—
Awards canceled (unaudited)	—	$—
Outstanding, June 30, 2018 (unaudited)	115	$37.15

Restricted stock unit activity during the six months ended June 30, 2018 was as follows:

Weighted
	Number of	average
	restricted	grant date
(in thousands)	stock units	fair value
Outstanding, December 31, 2017	—	$—
Units granted (unaudited)	443	$36.28
Units vested (unaudited)	—	$—
Units canceled (unaudited)	—	$—
Outstanding, June 30, 2018 (unaudited)	443	$36.28

Of the 558 thousand non‑vested restricted stock awards and restricted stock units outstanding under the 2018 Plan as of June 30, 2018, 206 thousand awards represent the expected number of awards whereby vesting is contingent on meeting certain performance conditions (unaudited).

Total compensation cost related to nonvested options, restricted stock units and restricted stock awards not yet recognized is $22.8 million (unaudited), which will be recognized during the remainder of 2018 and subsequent years as follows:

(in thousands) (unaudited)
2018	$3,683
2019	7,023
2020	6,051
2021	4,344
2022	1,652
2023	9
$22,762

(g)          2018 Employee Stock Purchase Plan (unaudited)

The Company’s Employee Stock Purchase Plan, or 2018 ESPP, became effective on April 24, 2018. A total of 0.9 million shares of common stock are available for sale under the ESPP. The number of shares of common stock that are available for sale under the ESPP also includes an annual increase on the first day of each fiscal year following the fiscal year in which the first offering period enrollment date (if any) occurs, equal to the least of: 0.9 million shares; two percent 2% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or such other amount as the administrator may determine. No offerings have been authorized to date by the Board of Directors under the 2018 ESPP.